Income tax benefit/(expense) (Tables)	6 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Summary of Income Tax Expense/(Benefit)

	Three Months Ended December 31,		Six Months Ended December 31,
(in U.S. dollars, in thousands)	2022	2021	2022	2021
Income tax (benefit)/expense
Current tax
Current tax	—	—	—	—
Total current tax (benefit)/expense	—	—	—	—

Deferred tax
(Increase)/decrease in deferred tax assets	(6)	(43)	—	(187)
(Decrease)/increase in deferred tax liabilities	(65)	(37)	(126)	45
Total deferred tax (benefit)/expense	(71)	(80)	(126)	(142)
Income tax (benefit)/expense	(71)	(80)	(126)	(142)

Summary of Deferred Tax Assets Not Brought to Account

(in U.S. dollars, in thousands)	As of December 31, 2022	As of June 30, 2022
Deferred tax assets not brought to account
Unused tax losses
Potential tax benefit at local tax rates	119,381	111,283
Other temporary differences
Potential tax benefit at local tax rates	12,531	11,046
Other tax credits
Potential tax benefit at local tax rates	3,220	3,220
	135,132	125,549